Schedule of Investments (unaudited) April 30, 2019	iShares® Core Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 15.9%
iShares Core S&P 500 ETF(a)	244,196	$72,267,364
iShares Core S&P Mid-Cap ETF(a)	25,939	5,107,130
iShares Core S&P Small-Cap ETF(a)	28,065	2,248,849

		79,623,343

Domestic Fixed Income — 59.5%
iShares Core Total USD Bond Market ETF(a)	5,881,462	297,425,533

International Equity — 14.0%
iShares Core MSCI Emerging Markets ETF(a)(b)	295,548	15,616,756
iShares Core MSCI International Developed Markets ETF(a)	970,438	54,043,693

		69,660,449

International Fixed Income — 10.5%
iShares Core International Aggregate Bond ETF(a)(b)	984,064	52,568,699

Total Investment Companies — 99.9% (Cost: $486,147,669)		499,278,024

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(a)(c)(d)	15,557,605	15,563,828

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(c)	495,084	$495,084

		16,058,912

Total Short-Term Investments — 3.2% (Cost: $16,058,242)		16,058,912

Total Investments in Securities — 103.1% (Cost: $502,205,911)		515,336,936

Other Assets, Less Liabilities — (3.1)%		(15,672,194)

Net Assets — 100.0%		$499,664,742

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,149,942	14,407,663	(a)	—		15,557,605	$15,563,828	$36,022	(b)	$4,727	$670
BlackRock Cash Funds: Treasury, SL Agency Shares	514,739	—		(19,655	)(a)	495,084	495,084	9,950		—	—
iShares Core International Aggregate Bond ETF	950,089	376,966		(342,991)		984,064	52,568,699	1,793,699		304,173	549,416
iShares Core MSCI Emerging Markets ETF	216,153	164,432		(85,037)		295,548	15,616,756	275,243		(140,906)	5,264
iShares Core MSCI International Developed Markets ETF	929,285	451,410		(410,257)		970,438	54,043,693	565,694		133,920	(916,730)
iShares Core S&P 500 ETF	240,723	101,257		(97,784)		244,196	72,267,364	1,090,351		5,967,441	(2,130,192)
iShares Core S&P Mid-Cap ETF	28,715	15,292		(18,068)		25,939	5,107,130	55,798		472,249	(370,998)
iShares Core S&P Small-Cap ETF	33,447	23,026		(28,408)		28,065	2,248,849	26,697		283,333	(363,210)
iShares Core Total USD Bond Market ETF	5,660,863	2,136,216		(1,915,617)		5,881,462	297,425,533	6,561,275		366,017	6,959,121

							$515,336,936	$10,414,729		$7,390,954	$3,733,341

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Conservative Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$499,278,024	$—	$—	$499,278,024
Money Market Funds	16,058,912	—	—	16,058,912

	$515,336,936	$—	$—	$515,336,936

2